Borrowings (Contractual Maturities of Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings [Abstract]
2019	$ 26,234
2020	13,018
2021	5,581
2022	4,760
2023	2,691
Long-term Federal Home Loan Bank Advances, Total	$ 52,284	$ 35,945